Inventories (Details) $ in Billions	Jun. 30, 2026 COP ($) bbl	Dec. 31, 2025 COP ($) bbl
Inventories
Crude oil	$ 4,440	$ 3,311
Materials for goods production	3,216	3,258
Fuels and petrochemicals	2,920	2,040
Inventories, net	$ 10,576	$ 8,609
Volume of crude oil inventory in transit | bbl	1,220,261	478,225